UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23323

Procure ETF Trust II
_________________________________
(Exact name of registrant as specified in charter)

16 Firebush Road
Levittown, PA 19056
_______________________________________
(Address of principal executive offices) (Zip code)

Robert Tull
16 Firebush Road
Levittown, PA 19056
_______________________________________
(Name and address of agent for service)

1-866-690-3837
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

Procure Space ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 3.2%
Diversified Telecommunication Services - 3.2%
SpeedCast International, Ltd.	1,039,473	$549,743

France - 5.6%
Aerospace & Defense - 1.5% (b)
Airbus SE	1,431	211,297
Thales SA	432	47,501
Total Aerospace & Defense		258,798
Media - 4.1% (b)
Eutelsat Communications SA	46,818	702,768
Total France		961,566

Italy - 0.1%
Aerospace & Defense - 0.1% (b)
Leonardo SpA	1,458	18,064

Japan - 4.7%
Media - 4.7% (b)
Sky Perfect JSAT Holdings, Inc.	183,600	801,244

Luxembourg - 6.6%
Diversified Telecommunication Services - 2.5%
Intelsat SA (a)	128,196	437,148
Media - 4.1% (b)
SES SA	57,105	702,770
Total Luxembourg		1,139,918

Switzerland - 4.5%
Household Durables - 4.5%
Garmin, Ltd.	8,046	780,060

United States - 75.1%
Aerospace & Defense - 26.5% (b)
Aerojet Rocketdyne Holdings, Inc. (a)	1,161	60,453
Boeing Co.	1,134	360,918
L3Harris Technologies, Inc.	1,755	388,434
Lockheed Martin Corp.	1,026	439,251
Maxar Technologies, Inc.	70,011	1,117,376
Northrop Grumman Corp.	1,134	424,762
Raytheon Co.	1,404	310,200
Virgin Galactic Holdings, Inc. (a)	85,590	1,467,869
Total Aerospace & Defense		4,569,263
Communications Equipment - 8.7%
EchoStar Corp. - Class A (a)	19,980	797,302
ViaSat, Inc. (a)	10,908	694,294
Total Communications Equipment		1,491,596
Containers & Packaging - 0.6%
Ball Corp.	1,431	103,289
Diversified Telecommunication Services - 16.6%
AT&T, Inc.	10,233	384,966
Globalstar, Inc. (a)	1,979,316	942,154
Iridium Communications, Inc. (a)	33,102	845,756
ORBCOMM, Inc. (a)	191,700	688,203
Total Diversified Telecommunication Services		2,861,079
Electronic Equipment, Instruments & Components - 4.8%
Trimble, Inc. (a)	19,440	826,589
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	1,431	247,878
Media - 16.5% (b)
Comcast Corp. - Class A	9,153	395,318
DISH Network Corp. - Class A (a)	22,923	842,650
Loral Space & Communications, Inc. (a)	25,137	808,657
Sirius XM Holdings, Inc.	113,913	805,365
Total Media		2,851,990
Total United States		12,951,684
TOTAL COMMON STOCKS (Cost $17,564,845)		17,202,279

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 1.49% (c)	40,120	40,120
TOTAL SHORT-TERM INVESTMENTS (Cost $40,120)		40,120

Total Investments (Cost $17,604,965) - 100.0%		17,242,399
Other Assets in Excess of Liabilities - 0.0%		2,475
TOTAL NET ASSETS - 100.0%		$17,244,874

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Date as of January 31, 2020 the Fund had a significant portion of its assets invested in the Media and Aerospace & Defense Industy.
(c)	Rate reflects annualized seven-day yield on January 31, 2020.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by Procure Space ETF (the “Fund”) which is a series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2020, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of January 31, 2020:

Procure Space ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,202,279	$—	$—	$17,202,279
Short Term Investments	40,120	—	—	40,120
Total Investments in Securities	$17,242,399	$—	$—	$17,242,399

^ See Schedule of Investments for classifications by country and industry.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust II

By (Signature and Title) /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date  3/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date  3/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Adrienne Binik-Chanin
Adrienne Binik-Chanin, Chief Financial Officer

Date  3/20/2020
* Print the name and title of each signing officer under his or her signature.